Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Intangible Assets

11.    Intangible Assets

Cost:	Software	Licences	Total
Balance, December 31, 2021	$—	$389,456	$389,456
Acquisitions (note 4)	17,548	24,648,224	24,665,772
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(350,670)	(350,670)
Movement in exchange rates	633	(23,521)	(22,888)
Balance, December 31, 2022	18,181	24,663,489	24,681,670
Movement in exchange rates	755	722	1,477
Balance, June 30, 2023	$18,936	$24,664,211	$24,683,147
Accumulated amortization:	Software	Licences	Total
Balance, December 31, 2021	$—	$130,354	$130,354
Amortization	7,550	2,464,822	2,472,372
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(140,268)	(140,268)
Movement in exchange rates	704	9,914	10,618
Balance, December 31, 2022	8,254	2,464,822	2,473,076
Amortization	4,534	1,232,411	1,236,945
Movement in exchange rates	616	—	616
Balance, June 30, 2023	$13,404	$3,697,233	$3,710,637
Net book value	Software	Licences	Total
Balance, December 31, 2022	$9,927	$22,198,667	$22,208,594
Balance, June 30, 2023	$5,532	$20,966,978	$20,972,510

The Company’s intangible assets consists of computer software program with a carrying value of $5,532 (December 31, 2022 — $9,927), and licenses consisting of a cannabis distribution license with a carrying value of $15,986 at June 30, 2023 (December 31, 2022 — $15,264) and a cannabis API manufacturing and GMP license with a carrying value of $20,950,992 (December 31, 2022 — $22,183,403). During the year ended December 31, 2022, the Company derecognized a cannabis operator’s license with a net book value of $210,402 (2021 — $242,086) in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. (note 4). The Company considered indicators of impairment at December 31, 2022 and 2021. The Company did not record any impairment loss during the years ended December 31, 2022 and 2021.

At June 30, 2023, the remaining useful life of the Company’s finite life intangible assets is approximately 8.5 years. The Company’s cannabis distribution license has been classified as an indefinite-life intangible asset as the Company expects to maintain this asset and the end point of the useful life of such asset cannot be determined. The Company evaluates the assumption of the indefinite life of the cannabis distribution license at least annually.

11.    Intangible Assets

Cost:	Software	Licences	Total
Balance, December 31, 2020	$—	$422,826	$422,826
Movement in exchange rates	—	(33,370)	(33,370)
Balance, December 31, 2021	$—	$389,456	$389,456
Acquisitions (note 4)	17,548	24,648,224	24,665,772
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(350,670)	(350,670)
Movement in exchange rates	633	(23,522)	(22,889)
Balance, December 31, 2022	$18,181	$24,663,489	$24,681,670
Accumulated amortization:	Software	Licences	Total
Balance, December 31, 2020	$—	$101,420	$101,420
Amortization	—	38,766	38,766
Movement in exchange rates	—	(9,832)	(9,832)
Balance, December 31, 2021	$—	$130,354	$130,354
Amortization	7,550	2,464,822	2,472,372
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(140,268)	(140,268)
Movement in exchange rates	704	9,914	10,618
Balance, December 31, 2022	$8,254	$2,464,822	$2,473,076
Net book value	Software	Licences	Total
Balance, December 31, 2021	$—	$259,102	$259,102
Balance, December 31, 2022	$9,927	$22,198,667	$22,208,594

The Company’s licenses consist of a computer program with a carrying value of $9,927 (2021 — $nil), a cannabis distribution license with a carrying value of $15,264 at December 31, 2022 (2021 — $17,016) a cannabis API manufacturing and GMP license with a carrying value of $22,183,403 (2021 — $242,086). As at December 31, 2022, the Company derecognized a cannabis operator’s license with a net book value of $210,402 (2021 — $242,086) in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. (note 4). The Company considered indicators of impairment at December 31, 2022 and 2021. The Company did not record any impairment loss during the years ended December 31, 2022 and 2021.

At December 31, 2022, the remaining useful life of the Company’s finite life intangible assets is approximately 9 years. The Company’s cannabis distribution license has been classified as an indefinite-life intangible asset as the Company expects to maintain this asset and the end point of the useful life of such asset cannot be determined. The Company evaluates the assumption of the indefinite life of the cannabis distribution license at least annually.

8.      Intangible assets

Cost:	Licences
Balance, December 31, 2019	$437,911
Movement in exchange rates	(15,085)
Balance, December 31, 2020	$422,826
Movement in exchange rates	(33,370)
Balance, December 31, 2021	$389,456

Accumulated depreciation	Licences
Balance, December 31, 2019	$63,202
Amortization	41,337
Movement in exchange rates	(3,119)
Balance, December 31, 2020	$101,420
Amortization	38,766
Movement in exchange rates	(9,832)
Balance, December 31, 2021	$130,354

Net book value	Licences
Balance, December 31, 2020	$321,406
Balance, December 31, 2021	$259,102

The Company’s intangible assets consist of a cannabis operator’s license with a carrying value of $242,086 at December 31, 2021 (2020 — $304,260) and a cannabis distribution license with a carrying value of $17,016 at December 31, 2021 (2020 — $17,146). The Company considered indicators of impairment at December 31, 2021 and 2020. The Company did not record any impairment loss during the year ended December 31, 2021 (2020 — nil, 2019 — nil).

At December 31, 2021, the remaining useful life of the Company’s cannabis operator’s license is approximately 6.5 years. The Company’s cannabis distribution license has been classified as an indefinite-life intangible asset as the Company expects to maintain this asset and the end point of the useful life of such asset cannot be determined. The Company evaluates the assumption of the indefinite life of the cannabis distribution license at least annually.